Trade Payables, Accruals and Other Payables - Schedule of Trade Payables, Accruals and Other Payables (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule of Trade Payables, Accruals and Other Payables [Abstract]
Accrued staff costs and employee benefits	$ 127,652	$ 141,296
Accrued professional fees	158,391	43,358
Accrued advertising expenses	78,241	21,628
Trade payables	17,200	3,480
Others	33,818	36,702
Total	$ 415,302	$ 246,464